Revenue from Contract with Customers - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue that was included in contract liability	€ 14,847	€ 18,771	€ 5,031